Consolidated income statement - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Turnover	€ 52,444	€ 50,724	€ 51,980
Operating profit	8,702	8,303	8,708
Which includes non-underlying item credits/(charges) of	(934)	(1,064)	(1,239)
Net finance costs	(354)	(505)	(627)
Pensions and similar obligations	(10)	(9)	(30)
Finance income	147	232	224
Finance costs	(491)	(728)	(821)
Which includes non-underlying costs of	10	(56)	0
Non-underlying item net monetary gain/(loss) arising from hyperinflationary economies	(74)	20	32
Share of net profit/(loss) of joint ventures and associates	191	175	176
Which includes non-underlying item credits/(charges) of	0	0	3
Other income/(loss) from non-current investments and associates	91	3	0
Profit before taxation	8,556	7,996	8,289
Taxation	(1,935)	(1,923)	(2,263)
Which includes tax impact of non-underlying items of	178	126	113
Net profit	6,621	6,073	6,026
Attributable to:
Non-controlling interests	572	492	401
Shareholders’ equity	€ 6,049	€ 5,581	€ 5,625
Combined earnings per share
Basic earnings per share (in Euros per share)	€ 2.33	€ 2.13	€ 2.15
Diluted earnings per share (in Euros per share)	€ 2.32	€ 2.12	€ 2.14